RESTRICTED CASH TRANSFERABLE TO CUSTOMERS FOR PROCESSING ACTIVITY (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Restricted Cash [Abstract]
Restricted cash transferable to customers for processing activity	$ 91,965	$ 60,299